TAXES PAYABLE	12 Months Ended
Dec. 31, 2021
TAXES PAYABLE
TAXES PAYABLE	20. TAXES PAYABLE

	As of December 31,
	2021	2020
	RMB’000	RMB’000
VAT	44	1,188
Income tax	209	18
Property tax	718	718
Other	47	10
	1,018	1,934